Schedules of Investments (Unaudited)
Pax Small Cap Fund	September 30, 2022

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 96.8%
COMMUNICATION SERVICES: 2.9%
QuinStreet, Inc. (a)	790,395	$8,299,148
TechTarget, Inc. (a)	139,500	8,258,400
		16,557,548

CONSUMER DISCRETIONARY: 9.1%
Carter’s, Inc. (b)	89,826	5,886,298
Columbia Sportswear Co.	95,515	6,428,160
Deckers Outdoor Corp. (a)	13,057	4,081,749
Fox Factory Holding Corp. (a)	83,331	6,589,815
Leslie’s, Inc. (a)(b)	483,284	7,109,108
National Vision Holdings, Inc. (a)	255,669	8,347,592
Planet Fitness, Inc., Class A (a)	134,271	7,742,066
Visteon Corp. (a)	57,500	6,098,450
		52,283,238

CONSUMER STAPLES: 4.8%
BJ’s Wholesale Club Holdings, Inc. (a)	94,955	6,913,674
Darling Ingredients, Inc. (a)	183,294	12,124,897
Simply Good Foods Co., The (a)	258,620	8,273,254
		27,311,825

FINANCIALS: 16.9%
Brightsphere Investment Group, Inc. (b)	1,023,745	15,264,038
Eastern Bankshares, Inc.	915,000	17,970,600
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT (b)	163,505	4,893,705
HomeTrust Bancshares, Inc.	357,236	7,894,916
Independent Bank Corp.	150,000	11,179,500
SuRo Capital Corp. (b)	508,398	1,967,500
Victory Capital Holdings, Inc., Class A	972,198	22,661,935
Voya Financial, Inc.	246,040	14,885,420
		96,717,614

HEALTH CARE: 23.3%
Amedisys, Inc. (a)	40,000	3,871,600
CryoPort, Inc. (a)(b)	487,375	11,872,455
Enovis Corp. (a)	160,630	7,400,224

Health Catalyst, Inc. (a)	910,056	8,827,543
Ligand Pharmaceuticals, Inc. (a)	234,320	20,177,295
Neurocrine Biosciences, Inc. (a)	150,000	15,931,500
Omnicell, Inc. (a)	113,163	9,848,576
Option Care Health, Inc. (a)	400,000	12,588,000
Pacira BioSciences, Inc. (a)	270,027	14,362,736
Prestige Consumer Healthcare, Inc. (a)	120,000	5,979,600
R1 RCM, Inc. (a)	336,711	6,239,255
SI-BONE, Inc. (a)	995,343	17,378,689
		134,477,473

INDUSTRIALS: 13.8%
Advanced Drainage Systems, Inc.	84,433	10,500,932
AZEK Co Inc., The (a)	419,349	6,969,580
Comfort Systems USA, Inc.	40,000	3,893,200
EnPro Industries, Inc.	100,000	8,498,000
Evoqua Water Technologies Corp. (a)	314,343	10,395,323
Gates Industrial Corp PLC (a)	1,052,713	10,274,479
GrafTech International, Ltd.	800,000	3,448,000
Herc Holdings, Inc.	45,000	4,674,600
MSA Safety, Inc.	60,089	6,566,526
Stericycle, Inc. (a)	202,906	8,544,372
Vertiv Holdings Co.	561,461	5,457,401
		79,222,413

INFORMATION TECHNOLOGY: 14.9%
A10 Networks, Inc.	1,000,000	13,270,000
Belden, Inc.	190,000	11,403,800
Ciena Corp. (a)	253,064	10,231,378
Extreme Networks, Inc. (a)	805,178	10,523,676
Napco Security Technologies, Inc. (a)	255,000	7,415,400
Onto Innovation, Inc. (a)	177,557	11,372,526
Sprout Social, Inc., Class A (a)	86,724	5,262,412
Verra Mobility Corp. (a)	448,661	6,895,920
Workiva, Inc. (a)	114,314	8,893,629
		85,268,741

MATERIALS: 4.5%
Element Solutions, Inc.	586,946	9,549,611
Graphic Packaging Holding Co.	833,585	16,454,968
		26,004,579

REAL ESTATE: 6.6%

Altus Group, Ltd.	282,910	9,171,253
Healthcare Realty Trust, Inc., REIT	856,352	17,854,939
Rayonier, Inc., REIT	361,676	10,839,430
		37,865,622

TOTAL COMMON STOCKS		555,709,053
(Cost $622,701,351)		.

MONEY MARKET: 3.0%
State Street Institutional U.S. Government Money Market Fund, 2.940% (c)(d)	17,107,711	17,107,711
(Cost $17,107,711)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.071% (c)(d)	10,246,055	10,246,055
(Cost $10,246,055)

TOTAL INVESTMENTS: 101.6%		583,062,819
(Cost $650,055,117)

PAYABLE UPON RETURN OF SECURITIES LOANED: -1.8%		(10,246,055)

OTHER ASSETS AND LIABILITIES - (NET): 0.2%		969,045

Net Assets: 100.0%		$573,785,809

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2022. The total market value of securities on loan as of September 30, 2022 was $18,252,201.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.
(d)	Premier Class shares

REIT - Real Estate Investment Trust

September 30, 2022
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2022, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $298,550, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $510,838, representing 0.09% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2022:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$ 1,215,496,698	$ -	$ -	$ 1,215,496,698
Cash Equivalents	27,430,976	-	-	27,430,976
Total	$ 1,242,927,674	$ -	$ -	$ 1,242,927,674
Small Cap
Common Stocks	$ 555,709,053	$ -	$ -	$ 555,709,053
Cash Equivalents	27,353,766	-	-	27,353,766
Total	$ 583,062,819	$ -	$ -	$ 583,062,819
US Sustainable Economy
Common Stocks	$ 232,964,922	$ -	$ -	$ 232,964,922
Cash Equivalents	1,649,759	-	-	1,649,759
Total	$ 234,614,681	$ -	$ -	$ 234,614,681
Global Sustainable Infrastructure
Common Stocks	$ 45,310,606	$ 44,347,112	$ -	$ 89,657,718
Rights	2,776	-	-	2,776
Cash Equivalents	1,075,669	-	-	1,075,669
Total	$ 46,389,051	$ 44,347,112	$ -	$ 90,736,163
Global Opportunities
Common Stocks	$ 55,076,661	$ 39,604,406	$ -	$ 94,681,067
Preferred Stocks	-	984,098	-	984,098
Cash Equivalents	1,347,269	-	-	1,347,269
Total	$ 56,423,930	$ 40,588,504	$ -	$ 97,012,434
Global Environmental Markets
Common Stocks	$ 1,194,576,258	$ 775,717,550	$ -	$ 1,970,293,808
Cash Equivalents	49,170,382	-	-	49,170,382
Total	$ 1,243,746,640	$ 775,717,550	$ -	$ 2,019,464,190
Global Women’s Leadership
Common Stocks	$ 518,408,126	$ 186,520,449	$ -	$ 704,928,575
Preferred Stocks	-	480,036	-	480,036
Cash Equivalents	1,456,819	-	-	1,456,819
Total	$ 519,864,945	$ 187,000,485	$ -	$ 706,865,430
International Sustainable Economy
Common Stocks	$ -	$ 712,474,432	$ -	$ 712,474,432
Preferred Stocks	-	367,368	-	367,368
Cash Equivalents	36,682,347	-	-	36,682,347
Total	$ 36,682,347	$ 712,841,800	$ -	$ 749,524,147
Core Bond
Community Investment Notes	$ -	$ 240,105	$ 298,550	$ 538,655
Corporate Bonds	-	259,471,952	-	259,471,952
U.S. Gov't Agency Bonds	-	8,929,039	-	8,929,039
Government Bonds	-	4,998,071	-	4,998,071
Supranational Bonds	-	90,612,778	-	90,612,778
Municipal Bonds	-	15,978,175	-	15,978,175
U.S. Treasury Notes	-	111,594,286	-	111,594,286
Asset-Backed Securities	-	46,774,743	-	46,774,743
Mortgage-Backed Securities	-	191,657,873	-	191,657,873
Certificates of Deposit	-	249,629	-	249,629
Cash Equivalents	14,595,032	-	-	14,595,032
Total	$ 14,595,032	$ 730,506,651	$ 298,550	$ 745,400,233
High Yield Bond
Community Investment Notes	$ -	$ 240,105	$ 510,838	$ 750,943
Common Stocks	1,191,484	-	0	1,191,484
Preferred Stocks	-	-	0	0
Corporate Bonds	-	520,491,029	-	520,491,029
Loans	-	18,025,909	-	18,025,909
Medium Term Certificates of Deposit	-	500,000	-	500,000
Cash Equivalents	26,418,363	-	-	26,418,363
Total	$ 27,609,847	$ 539,257,043	$ 510,838	$ 567,377,728
Sustainable Allocation
Affiliated Investment Companies	$ 1,925,715,049	$ -	$ -	$ 1,925,715,049
Cash Equivalents	113,019,852	-	-	113,019,852
Total	$ 2,038,734,901	$ -	$ -	$ 2,038,734,901

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements, and one security based on broker valuation levels. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2022, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/21	Gross Additions	Gross Reductions	Shares Held at 09/30/22	Value at 12/31/21	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 09/30/22
Sustainable Allocation
Large Cap	76,137,343	269,222	1,434,720	73,199,887	$1,132,162,284	$3,166,047	$(3,945,753)	$(277,327,828)	$811,054,749
Small Cap	4,377,966	4,538	306,373	4,076,131	83,137,569	62,760	(773,361)	(21,461,688)	55,965,280
Global Sustainable Infrastructure	7,758,860	117,523	-	7,876,383	78,752,429	1,010,700	-	(18,091,048)	61,672,081
Global Opportunities	4,015,222	14,619	-	4,029,841	68,861,063	189,165	-	(20,087,660)	48,962,568
Global Environmental Markets	2,851,724	9,134	233,754	2,627,104	72,433,778	163,139	(824,844)	(22,163,851)	44,608,222
Global Women's Leadership	1,992,667	20,216	-	2,012,883	70,400,912	548,462	-	(19,922,798)	51,026,576
International Sustainable Economy	15,930,405	258,583	2,037,387	11,480,289	171,411,156	2,141,067	1,808,689	(47,865,986)	84,494,926
Core Bond	71,152,536	7,201,072	-	78,849,105	726,467,396	11,778,046	-	(119,354,644)	678,890,797
High Yield	13,284,046	2,494,274	-	15,985,610	91,394,238	3,225,952	-	(18,580,341)	89,039,850
Total					$2,495,020,825	$22,285,338	$(3,735,269)	$(564,855,844)	$1,925,715,049

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.